Commitments and Contingencies (Details 2) (USD $) In Millions, unless otherwise specified	0 Months Ended
	Oct. 18, 2012 item	Sep. 30, 2013	Dec. 31, 2012
Licensed Technology and Other Agreements
Commitments and Contingencies
Amounts due		$ 0	$ 0
Salk Litigation
Commitments and Contingencies
Number of license agreements allegedly breached	1
Number of licensing agreements	2
Total amount sought	10.5
Percentage of future development milestone payments received under the agreement with Celgene regarding ACE-536 sought	15.00%
Amounts due	0
Loss contingency, minimum		0	0
Loss contingency, maximum		$ 10.5	$ 10.5